Segments (Summary of Financial Information Related to the Company`s Segments) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total net operating revenues	$ 515,240	$ 543,939	$ 529,737	$ 549,551	$ 558,226	$ 543,143	$ 538,352	$ 547,617	$ 2,138,467	$ 2,187,338	$ 2,145,500
Total adjusted EBITDA									162,922	263,667	264,825
Total capital expenditures for property and equipment									79,920	59,455	69,066
Total assets	1,994,370				2,294,856				1,994,370	2,294,856
Hospital Operations Reporting Unit [Member]
Segment Reporting Information [Line Items]
Total net operating revenues									2,052,751	2,096,831	2,049,193
Total adjusted EBITDA									184,000	249,375	251,309
Total capital expenditures for property and equipment									44,903	59,272	68,889
Total assets	1,802,121				2,256,557				1,802,121	2,256,557
All Other Operations [Member]
Segment Reporting Information [Line Items]
Total net operating revenues									85,716	90,507	96,307
Total adjusted EBITDA									(21,078)	14,292	13,516
Total capital expenditures for property and equipment									35,017	183	$ 177
Total assets	$ 192,249				$ 38,299				$ 192,249	$ 38,299